Consolidated balance sheet - GBP (£)	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Property, plant and equipment	£ 254,439,000	£ 246,032,000
Right-of-use assets	4,559,000
Investment properties	20,827,000	24,979,000
Intangible assets	775,170,000	768,857,000
Deferred tax asset	58,362,000	58,415,000
Trade receivables	43,694,000	9,889,000
Derivative financial instruments	1,609,000	30,000
Total non-current assets	1,158,660,000	1,108,202,000
Current assets
Inventories	2,186,000	2,130,000
Prepayments	6,503,000	13,030,000
Contract assets - accrued revenue	45,966,000	39,532,000
Trade receivables	115,985,000	23,851,000
Other receivables	239,000	1,188,000
Income tax receivable	1,214,000	643,000
Derivative financial instruments	1,174,000	312,000
Cash and cash equivalents	51,539,000	307,637,000
Total current assets	224,806,000	388,323,000
Total assets	1,383,466,000	1,496,525,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	(32,565,000)	(35,544,000)
Retained earnings	87,197,000	132,841,000
Total equity	351,232,000	415,202,000
Non-current liabilities
Deferred tax liabilities	31,337,000	31,865,000
Contract liabilities - deferred revenue	18,759,000	33,354,000
Trade and other payables	51,322,000	79,183,000
Borrowings	520,010,000	505,779,000
Lease liabilities	3,326,000
Derivative financial instruments	9,136,000	2,298,000
Total non-current liabilities	633,890,000	652,479,000
Current liabilities
Contract liabilities - deferred revenue	171,574,000	190,146,000
Trade and other payables	216,093,000	230,386,000
Income tax liabilities	4,005,000	2,859,000
Borrowings	5,605,000	5,453,000
Lease liabilities	1,067,000
Total current liabilities	398,344,000	428,844,000
Total equity and liabilities	£ 1,383,466,000	£ 1,496,525,000